Current Assets - Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Current Assets Receivables [Abstract]
Summary of Current Assets - Receivables

	June 30, 2023	June 30, 2022

	US$	US$
Interest receivable	162,853	56,952
GST receivable[1]	325,474	157,060
Other receivable[1]	148,237	43,656
Total current receivables	636,564	257,668

1 The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2022: nil, 2021: nil).